Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Alger ETF Trust
Entity Central Index Key	0001807486
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000222788 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Mid Cap 40 ETF
Class Name	Alger Mid Cap 40 ETF
Trading Symbol	FRTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Mid Cap 40 ETF (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 223-3810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Mid Cap 40 ETF	$71	0.60%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Mid Cap 40 ETF generated a 37.34% return for the fiscal twelve-month period ended December 31, 2024, compared to the 22.10% return of Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Information Technology and Industrials. The largest sector overweight was Communication Services and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Regarding individual positions, AppLovin Corp.; Super Micro Computer, Inc.; Vertiv Holdings Co.; Natera, Inc.; and Palantir Technologies Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Energy sectors were the largest detractors from relative performance. Regarding individual positions, Exact Sciences Corp.; Cabaletta Bio, Inc.; Repligen Corp.; Akero Therapeutics, Inc.; and Snowflake, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2024)	1 Year	Since Inception (2/26/21)
Alger Mid Cap 40 ETF	37.34%	(0.35)%
Russell Midcap Growth Index	22.10%	6.03%
S&P 500 Index	25.02%	13.66%

Performance Inception Date	Feb. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 73,236,669
Holdings Count | Holding	40	[1]
Advisory Fees Paid, Amount	$ 218,357
Investment Company Portfolio Turnover	199.13%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$73,236,669
Total number of portfolio holdings[1]	40
Portfolio turnover rate as of the end of the reporting period	199.13%
Total advisory fees paid	$218,357
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	12.6%
Consumer Discretionary	8.0%
Financials	13.0%
Healthcare	9.5%
Industrials	22.4%
Information Technology	30.7%
Utilities	3.2%
Short-Term Investments and Other Net Assets	0.6%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian, administrator, and transfer agent transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective December 2, 2024, the Fund’s structure changed from “non-transparent” or “semi-transparent” ETF, which does not publicly disclose portfolio holdings daily, to a “transparent” ETF that does disclose portfolio holdings daily.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.

Updated Prospectus Phone Number	(800) 223-3810
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000222789 [Member]
Shareholder Report [Line Items]
Fund Name	Alger 35 ETF
Class Name	Alger 35 ETF
Trading Symbol	ATFV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger 35 ETF (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 223-3810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger 35 ETF	$68	0.55%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger 35 ETF generated a 46.89% return for the fiscal twelve-month period ended December 31, 2024, compared to the 32.46% return of the Russell 3000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Consumer Discretionary. The largest sector overweight was Communication Services and the largest sector underweight was Information Technology.
Contributors to Performance
The Information Technology and Communication Services sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corp.; Natera, Inc.; Spotify Technology SA; Astera Labs, Inc.; and Netflix, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, 908 Devices Inc.; Cabaletta Bio, Inc.; Autolus Therapeutics Plc; ASML Holding NV; and Snap, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2024)	1 Year	Since Inception (5/3/21)
Alger 35 ETF	46.89%	6.77%
S&P 500 Index	25.02%	11.37%
Russell 3000 Growth Index	32.46%	12.84%

Performance Inception Date	May 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 32,977,285
Holdings Count | Holding	30	[2]
Advisory Fees Paid, Amount	$ 94,275
Investment Company Portfolio Turnover	219.07%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$32,977,285
Total number of portfolio holdings[1]	30
Portfolio turnover rate as of the end of the reporting period	219.07%
Total advisory fees paid	$94,275
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	18.4%
Consumer Discretionary	19.1%
Healthcare	5.3%
Industrials	12.8%
Information Technology	40.0%
Utilities	2.9%
Short-Term Investments and Other Net Assets	1.5%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective January 16, 2024, George Ortega was added as a portfolio manager of the Fund.
Effective March 18, 2024, the Fund’s custodian, administrator, and transfer agent transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective December 2, 2024, the Fund’s structure changed from “non-transparent” or “semi-transparent” ETF, which does not publicly disclose portfolio holdings daily, to a “transparent” ETF that does disclose portfolio holdings daily.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.

Updated Prospectus Phone Number	(800) 223-3810
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000240821 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Weatherbie Enduring Growth ETF
Class Name	Alger Weatherbie Enduring Growth ETF
Trading Symbol	AWEG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Weatherbie Enduring Growth ETF (“Fund”) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 223-3810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Weatherbie Enduring Growth ETF	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Weatherbie Enduring Growth ETF returned 16.80% during the fiscal twelve-month period ended December 31, 2024, compared to the 22.10% return of the Russell Midcap Growth Index. During the reporting period, the largest sector weightings were Industrials and Health Care. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Industrials and Real Estate sectors provided the largest contributions to relative performance. Regarding individual positions, TransDigm Group Incorporated; Glaukos Corp; StepStone Group, Inc.; Impinj, Inc.; and Casella Waste Systems, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Health Care and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Nevro Corp.; ACADIA Pharmaceuticals Inc.; Progyny, Inc.; Neogen Corp; and Montrose Environmental Group Inc were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2024)	1 Year	Since Inception (3/6/23)
Alger Weatherbie Enduring Growth ETF	16.80%	15.42%
Russell Midcap Growth Index	22.10%	20.27%
S&P 500 Index	25.02%	24.59%

Performance Inception Date	Mar. 06, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 5,298,408
Holdings Count | Holding	25	[3]
Advisory Fees Paid, Amount	$ 27,237
Investment Company Portfolio Turnover	55.17%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$5,298,408
Total number of portfolio holdings[1]	25
Portfolio turnover rate as of the end of the reporting period	55.17%
Total advisory fees paid	$27,237
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	0.7%
Consumer Discretionary	2.4%
Financials	16.3%
Healthcare	17.7%
Industrials	37.7%
Information Technology	17.7%
Real Estate	8.3%
Short-Term Investments and Other Net Assets	(0.8)%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
Effective March 18, 2024, the Fund’s custodian, administrator, and transfer agent transitioned from Brown Brothers Harriman & Company to The Bank of New York.
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
Effective December 2, 2024, the Fund’s structure changed from “non-transparent” or “semi-transparent” ETF, which does not publicly disclose portfolio holdings daily, to a “transparent” ETF that does disclose portfolio holdings daily.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.

Updated Prospectus Phone Number	(800) 223-3810
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000248577 [Member]
Shareholder Report [Line Items]
Fund Name	Alger Concentrated Equity ETF
Class Name	Alger Concentrated Equity ETF
Trading Symbol	CNEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger Concentrated Equity ETF (“Fund”) for the period of April 4, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 223-3810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger Concentrated Equity ETF	$47[1]	0.55%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.

Expenses Paid, Amount	$ 47	[4]
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger Concentrated Equity ETF generated a 31.20% return from its April 4, 2024, inception date to December 31, 2024, compared to the 22.23% return of the Russell 1000 Growth Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Industrials and the largest sector underweight was Consumer Discretionary.
Contributors to Performance
The Information Technology and Industrials sectors provided the largest contributions to relative performance. Regarding individual positions, NVIDIA Corp.; AppLovin Corp.; Apple Inc.; Amazon.com, Inc.; and Taiwan Semiconductor Manufacturing Co., were the top five contributors to absolute performance.
Detractors from Performance
The Communication Services and Consumer Discretionary sectors were the largest detractors from relative performance. Regarding individual positions, Micron Technology, Inc.; Mobileye Global, Inc.; ASML Holding NV; Pinterest, Inc.; and Advanced Micro Devices, Inc. were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
U.S. Presidential Election Outcome	Positive	U.S. equities rallied after Donald Trump won the 2024 presidential election, spurring investor optimism about potential corporate tax cuts, deregulation, and economic growth policies that could boost corporate earnings.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Persistent Inflation	Negative	In the first half of 2024, concerns over persistently elevated services inflation led the Fed to delay rate cuts until September. Additionally, during the December Federal Open Market Committee (the "FOMC") meeting, the Fed lowered its forecast for 2025 rate cuts from 100 bps to 50 bps and raised its 2025 inflation expectations in its updated Summary of Economic Projections.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index and a more narrowly based index that reflects the market sector in which the Fund invests for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2024)	Since Inception (4/4/24)
Alger Concentrated Equity ETF	31.20%
Russell 1000 Growth Index	22.23%
S&P 500 Index	15.41%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 17,136,965
Holdings Count | Holding	30	[5]
Advisory Fees Paid, Amount	$ 30,108
Investment Company Portfolio Turnover	46.82%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$17,136,965
Total number of portfolio holdings[1]	30
Portfolio turnover rate as of the end of the reporting period	46.82%
Total advisory fees paid	$30,108
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	15.0%
Consumer Discretionary	17.3%
Energy	1.1%
Financials	3.3%
Healthcare	4.2%
Industrials	7.8%
Information Technology	49.7%
Utilities	2.0%
Short-Term Investments and Other Net Assets	(0.4)%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since April 4, 2024 (commencement of operations). For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 4, 2024 (commencement of operations). For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.

Updated Prospectus Phone Number	(800) 223-3810
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger
C000248578 [Member]
Shareholder Report [Line Items]
Fund Name	Alger AI Enablers & Adopters ETF
Class Name	Alger AI Enablers & Adopters ETF
Trading Symbol	ALAI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Alger AI Enablers & Adopters ETF (“Fund”) for the period of April 4, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://connect.rightprospectus.com/Alger. You can also request a copy of the annual report by contacting us at (800) 223-3810.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 223-3810
Additional Information Website	https://connect.rightprospectus.com/Alger
Expenses [Text Block]
What were the Fund costs since Inception?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Alger AI Enablers & Adopters ETF	$48[1]	0.55%
[1]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.

Expenses Paid, Amount	$ 48	[6]
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
What impacted Fund performance over the reporting period?
The Alger AI Enablers & Adopters ETF generated a 33.67% return from its April 4, 2024, inception date to December 31, 2024, compared to the 15.41% return of the S&P 500 Index. During the reporting period, the largest sector weightings were Information Technology and Communication Services. The largest sector overweight was Information Technology and the largest sector underweight was Financials.
Contributors to Performance
The Information Technology and Utilities sectors provided the largest contributions to relative performance. Regarding individual positions, AppLovin Corp.; NVIDIA Corp.; Apple Inc.; Broadcom Inc.; and Amazon.com, Inc. were the top five contributors to absolute performance.
Detractors from Performance
The Financials and Consumer Staples sectors were the largest detractors from relative performance. Regarding individual positions, Micron Technology, Inc.; ASML Holding NV; Advanced Micro Devices, Inc.; Nebius Group N.V.; and Mobileye Global, Inc., were the top five detractors from absolute performance.
U.S. FACTOR	IMPACT	SUMMARY
Resilient Corporate Earnings	Positive	Strong corporate earnings were driven by profit margin improvement and robust consumer spending. Themes such as AI proliferation, and waning cloud optimization pressure also supported market sentiment.
Federal Reserve Rate Cuts	Positive	In September 2024, the Federal Reserve (the Fed) initiated a rate-cutting cycle with a 50-basis point (bp) reduction, aiming to bolster economic growth amid a strong but softening labor market and easing inflation, creating a favorable backdrop for equities.
Weakening Labor Market	Negative	Rising continuing jobless claims and a higher unemployment rate, increasing from 3.8% in December 2023 to 4.2% in November 2024, fueled worries about the labor market’s health and its impact on consumer spending.
Rising Yield on the 10-Year U.S. Treasury Note	Negative	The yield on the U.S. 10-Year Treasury Note climbed 69 bps in 2024, driven by concerns over ballooning Treasury auction sizes and fiscal deficit spending.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed annual periods for the life of the Fund since its inception. The graph assumes a $10,000 initial investment at net asset value at the inception date of the Fund in an appropriate, broad-based securities market index for the same period.
INITIAL INVESTMENT OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (As of December 31, 2024)	Since Inception (4/4/24)
Alger AI Enablers & Adopters ETF	33.67%
S&P 500 Index	15.41%

Performance Inception Date	Apr. 04, 2024
No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.alger.com/Pages/StrategyFinder.aspx?vehicle=mf for the most recent performance information.
Net Assets	$ 23,577,588
Holdings Count | Holding	47	[7]
Advisory Fees Paid, Amount	$ 32,570
Investment Company Portfolio Turnover	127.42%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics as of the fiscal year ended December 31, 2024.
Fund net assets	$23,577,588
Total number of portfolio holdings[1]	47
Portfolio turnover rate as of the end of the reporting period	127.42%
Total advisory fees paid	$32,570
[1]	Excludes Money Market Funds.

Holdings [Text Block]
Sector Allocation †
Communication Services	14.6%
Consumer Discretionary	17.8%
Consumer Staples	0.2%
Financials	2.7%
Healthcare	1.6%
Industrials	9.5%
Information Technology	50.4%
Utilities	3.9%
Short-Term Investments and Other Net Assets	(0.7)%
100.0%
†	Based on net assets

Material Fund Change [Text Block]
Material and Other Fund Changes
On August 16, 2024, at a joint special meeting of shareholders, shareholders of the Fund elected three new trustees and one current trustee to the Board.
This is a summary of certain changes to the Fund since April 4, 2024 (commencement of operations). For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 4, 2024 (commencement of operations). For more complete information, you may review the Fund's next prospectus, which we expect to be available by May 1, 2025 at https://connect.rightprospectus.com/Alger or upon request at (800) 223-3810.

Updated Prospectus Phone Number	(800) 223-3810
Updated Prospectus Web Address	https://connect.rightprospectus.com/Alger

[1]	Excludes Money Market Funds.
[2]	Excludes Money Market Funds.
[3]	Excludes Money Market Funds.
[4]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[5]	Excludes Money Market Funds.
[6]	The Fund commenced investment operations on April 4, 2024. Had the Fund been in operation for a complete fiscal year, the cost of a $10,000 investment would have been higher.
[7]	Excludes Money Market Funds.